Summary of Significant Accounting Policies (Details 6) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share	53,893,786	10,019,321,061	10,026,257,712	10,000,845,403
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	2,802,500	300,000	300,000	194,444
Convertible Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	49,690,036	19,021,061	25,957,712	650,959
Convertibles Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share		10,000,000,000
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	1,401,250